Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000221782 | Hyatt Hotels Corporation, 0
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000221782 | Illinois Tool Works, Inc., 0
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000221782 | Consolidated Edison, Inc., 0
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000221782 | Ovintiv, Inc., 0
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000221782 | Accenture plc, 0
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000221782 | Medtronic plc, 0
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000221782 | ConocoPhillips, 0
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000221782 | Target Corporation, 0
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000221782 | Burlington Stores, Inc., 0
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000221782 | Regions Financial Corporation, 0
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000221782 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000221782 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000221782 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000221782 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000221782 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000221782 | 00287Y109 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000221782 | 38141G104 | Goldman Sachs Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000221782 | 57636Q104 | Mastercard, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000221782 | 097023105 | Boeing Company (The)
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000221782 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000221782 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000221782 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000221782 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000221782 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000221782 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000221782 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000221782 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000221782 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000221782 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000221782 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000221781 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000221781 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000221781 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000221781 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000221781 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000221781 | 38141G104 | Goldman Sachs Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000221781 | 097023105 | Boeing Company (The)
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000221781 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000221781 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000221781 | 548661107 | Lowe's Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000221781 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000221781 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000221781 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000221781 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000221781 | Communications
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000221781 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000221781 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000221781 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000221781 | Technology
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000221781 | Health Care00287Y109
Holdings [Line Items]
Percent of Total Investments	99.60%
C000221781 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.40%
C000221781 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%